Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	27.16%	5.40%	9.44%	(11.31%)	4.20%	2.64%	12.31%	(14.02%)	27.01%	12.02%
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	28.50%	1.38%	15.50%	(15.85%)	8.43%	9.61%	21.08%	(11.51%)	25.48%	1.42%
Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	12.88%	16.52%	16.80%	(8.65%)	17.97%	4.73%	15.79%	(3.08%)